Investment Strategy	Feb. 25, 2026
T. Rowe Price Innovation Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund primarily invests in securities of issuers that are leaders in innovation and are distinguished by their development of advanced technologies, products, and business models, or issuers that are poised to benefit from innovations in other sectors.

The fund combines top-down evaluation of innovative growth trends with fundamental, bottom-up analysis that seeks to identify high-quality companies with the most compelling investment opportunities. In identifying leaders in innovation, the fund considers factors such as long-term earnings growth potential, research and development expenditure, pricing power, and technological advantage. Additionally, the adviser generally favors companies with characteristics such as an attractive industry position, a compelling business model, strong management, and reasonable stock price valuation.

The fund’s sector allocations may vary over time as innovation evolves across market sectors and within individual companies. The fund may also adjust allocations as necessary to manage the fund's overall level of risk and exposure to risk factors. At times, the fund may have a significant portion of its assets invested in the same economic sector, such as technology and healthcare. While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-cap companies. The majority of the fund’s assets will be invested in common stock. The fund may also invest in depositary receipts including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The fund primarily invests in securities of companies in global, developed markets. Global developed markets include the United States, Australia, Canada, Israel, Japan, New Zealand, Singapore, the United Kingdom, most of the countries of Western Europe, and Hong Kong. The fund may also invest in emerging markets. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

T. Rowe Price Natural Resources ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests in upstream natural resource companies, which are companies that engage in upstream activities, such as exploration, extraction, and development of resources. Specifically, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of natural resource companies. The fund defines natural resource companies as companies engaged in the upstream extraction of energy, minerals, and agriculture products. The fund references the MSCI GICS (Global Industry Classification Standard) Materials sector, Energy sector, or Consumer Staples – Food Products sector to identify such companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund uses fundamental, bottom-up analysis and may invest in companies of any market capitalization. The adviser may use both growth and value approaches in selecting investments for the fund.

The fund normally invests in stocks of U.S. and foreign companies in keeping with its objective. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	Specifically, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of natural resource companies.
T. Rowe Price Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that it expects to generate a majority of their revenue from technology or enablement through technology. The fund considers technology enabled companies as those whose competitive edge and/or market share are largely based on their technology capabilities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund’s primary emphasis is on the common stocks of what the adviser considers to be enduring technology companies. Enduring technology companies refers to companies that the adviser expects to be successful over a long period of time through their use of technology. The fund primarily invests in large firms with established track records, but can also invest in small companies offering new technologies, including companies that only recently began to publicly trade. Investments may also include companies positioned to benefit from advances in technology even if they are not direct technology providers.

Stock selection is based on intensive fundamental research that assesses companies’ business prospects, the valuations of their stocks, and their prospects for share price appreciation.

The fund typically invests in U.S. companies but can also invest in companies outside the U.S., including companies in emerging markets.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that it expects to generate a majority of their revenue from technology or enablement through technology.
T. Rowe Price Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics. The fund considers a company to have value characteristics if the company’s securities are represented in an appropriate third-party value-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests primarily in U.S. equity securities. The fund uses a value style of investing. In taking a value approach to investment selection, the adviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. Some of the principal measures used to identify such stocks are: price/earnings ratio, price/book value ratio, price/sales ratio, dividend yield, price/cash flow, undervalued assets, and restructuring opportunities. The fund may purchase the stocks of companies of any size, but typically focuses on larger companies. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles.

Sector allocations are largely the result of the fund’s focus on stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with value characteristics.